REVENUE CLASSES AND CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 9 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Three Months Ended March 31,	Three Months Ended March 31,
	2022	2021

Revenue by product/service lines:

Retail	$1,502,204	$166,875
Distribution	493	397
Services	48,845	71,741
Total	$1,551,542	$239,013

Revenue by subsidiary:

SinglePoint (parent company)	$6,403	$7,948
Direct Solar America	-	61,241
DIGS	2,527	7,656
EnergyWyze	48,845	10,500
Box Pure Aire	1,493,767	151,668
Total	$1,551,542	$239,013

One customer comprised 94% of the Company’s revenue for the three months ended March 31, 2022. No customers comprised 10% or greater of the Company’s revenue for the three months ended March 31, 2021.

NOTE 9 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
Energywyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161

No customer comprised more than 10% of the Company’s revenue for years ended December 31, 2021.

Two customers comprised approximately 38% and 27% of the Company’s revenue for the year ended December 31, 2020.